UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Dynamic Credit Fund

Portfolio of Investments	September 30, 2016 (Unaudited)

Shares	Description (1)				Value

	LONG-TERM INVESTMENTS – 78.9%

	COMMON STOCKS – 0.5%

	Media – 0.5%

8,263	Affinion Group Holdings, Inc., (2), (3)				$39,940
	Total Common Stocks (cost $173,870)				39,940

Principal Amount (000)	Description (1)	Coupon (4)	Maturity (5)	Ratings (6)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 2.4% (4)

	Aerospace & Defense – 0.9%

$80	Sequa Corporation, Term Loan B	5.250%	6/19/17	CCC–	$70,061

	Communications Equipment – 0.1%

5	Avaya, Inc., Term Loan B7	6.250%	5/29/20	B2	3,678

	Semiconductors & Semiconductor Equipment – 0.3%

27	NXP Semiconductor LLC, Term Loan B, First Lien	3.750%	12/07/20	Baa2	26,820

	Software – 0.6%

46	Computer Sciences Government Services, Term Loan B, First Lien	3.750%	11/28/22	BB+	46,726

	Technology Hardware, Storage & Peripherals – 0.5%

41	Dell International LLC, Term Loan B	4.000%	9/07/23	BBB–	41,813
$199	Total Variable Rate Senior Loan Interests (cost $182,765)				189,098

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	CORPORATE BONDS – 75.1%

	Aerospace & Defense – 0.4%

$25	Huntington Ingalls Industries Inc., 144A	5.000%	11/15/25	BB+	$26,437

5	Sequa Corporation, 144A	7.000%	12/15/17	CC	1,687
30	Total Aerospace & Defense				28,124

	Airlines – 1.3%

100	American Airlines Group Inc., 144A	4.625%	3/01/20	BB–	101,000

	Chemicals – 0.4%

40	TPC Group Inc., 144A	8.750%	12/15/20	B3	31,022

	Commercial Services & Supplies – 0.7%

50	AerCap Ireland Capital Limited / AerCap Global Aviation Trust	4.625%	10/30/20	BBB–	52,500

	Communications Equipment – 6.1%

505	Avaya Inc., 144A	7.000%	4/01/19	B2	372,437

15	Avaya Inc., 144A	10.500%	3/01/21	CCC–	3,300

NUVEEN	1

Nuveen Symphony Dynamic Credit Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Communications Equipment (continued)

$100	CommScope Technologies Finance LLC, 144A	6.000%	6/15/25	B1	$106,625
620	Total Communications Equipment				482,362

	Construction Materials – 0.7%

50	Norbord Inc., 144A	6.250%	4/15/23	Ba2	53,125

	Consumer Finance – 1.3%

50	First Data Corporation, 144A	7.000%	12/01/23	B	52,875

50	First Data Corporation, 144A	5.000%	1/15/24	BB	50,750
100	Total Consumer Finance				103,625

	Containers & Packaging – 2.8%

55	Ardagh Packaging Finance PLC and Ardagh MP Holdings USA, Inc., 144A	4.625%	5/15/23	Ba3	55,344

60	Reynolds Group, 144A	5.125%	7/15/23	B+	61,950

100	Sealed Air Corporation, 144A	5.500%	9/15/25	BB	107,250
215	Total Containers & Packaging				224,544

	Diversified Consumer Services – 0.8%

100	Ahern Rentals Inc., 144A	7.375%	5/15/23	B	64,750

	Diversified Telecommunication Services – 1.7%

100	IntelSat Limited	8.125%	6/01/23	CC	33,750

100	Level 3 Financing Inc.	5.375%	1/15/24	BB	104,188
200	Total Diversified Telecommunication Services				137,938

	Electrical Equipment – 1.3%

100	EnerSys, 144A	5.000%	4/30/23	BB+	99,875

	Energy Equipment & Services – 0.7%

50	NGPL PipeCo LLC	7.119%	12/15/17	BB–	52,250

	Equity Real Estate Investment Trusts – 1.3%

100	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BB+	103,750

	Food & Staples Retailing – 3.8%

145	Albertsons Cos LLC, 144A	6.625%	6/15/24	B+	150,800

40	Performance Food Group, Incorporated, 144A	5.500%	6/01/24	BB–	41,300

100	Rite Aid Corporation, 144A	6.125%	4/01/23	B	107,750
285	Total Food & Staples Retailing				299,850

	Food Products – 2.1%

50	Pinnacle Foods Inc., 144A	5.875%	1/15/24	B+	53,375

100	WhiteWave Foods Company	5.375%	10/01/22	BB–	113,625
150	Total Food Products				167,000

	Health Care Equipment & Supplies – 2.6%

80	Hologic Incorporated, 144A	5.250%	7/15/22	BB	84,900

50	Ortho-Clinical Diagnostics Inc., 144A	6.625%	5/15/22	CCC	44,125

2	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Health Care Equipment & Supplies (continued)

$80	Tenet Healthcare Corporation	6.750%	6/15/23	B–	$74,400
210	Total Health Care Equipment & Supplies				203,425

	Health Care Providers & Services – 2.5%

50	Centene Corporation	5.625%	2/15/21	BB	53,125

50	HCA Inc.	5.875%	2/15/26	BB	53,313

40	HCA Inc.	5.250%	6/15/26	BBB–	42,500

50	HealthSouth Corporation	5.750%	11/01/24	B+	51,781
190	Total Health Care Providers & Services				200,719

	Hotels, Restaurants & Leisure – 1.5%

23	Boyd Gaming Corporation, 144A	6.375%	4/01/26	B+	24,667

50	Interval Acquisition Corporation	5.625%	4/15/23	BB–	51,625

40	KFC Holding Co/ Pizza Hut Holdings LLC/ Taco Bell of America LLC, 144A	5.000%	6/01/24	BB	41,800
113	Total Hotels, Restaurants & Leisure				118,092

	Household Products – 1.4%

100	Spectrum Brands Inc.	5.750%	7/15/25	BB	108,000

	Insurance – 1.8%

140	Hockey Merger Sub 2 Inc., 144A	7.875%	10/01/21	CCC+	142,800

	Internet and Direct Marketing Retail – 1.4%

100	Netflix Incorporated	5.500%	2/15/22	B+	107,625

	Internet Software & Services – 0.5%

37	Match Group Inc.	6.375%	6/01/24	BB–	40,145

	Leisure Products – 1.3%

100	Party City Holdco Inc.	6.125%	8/15/23	B–	106,625

	Marine – 1.1%

94	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	85,775

	Media – 11.8%

94	Affinion International Holdings Co, 144A	7.500%	7/30/18	B–	86,012

100	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB–	103,375

100	Cable One Inc., 144A	5.750%	6/15/22	BB	104,500

100	CCO Holdings LLC Finance Corporation, 144A	5.750%	2/15/26	BB+	106,000

425	Clear Channel Communications, Inc.	14.000%	2/01/21	CC	165,597

100	Dish DBS Corporation	5.875%	11/15/24	Ba3	98,750

10	Dish DBS Corporation, 144A	7.750%	7/01/26	Ba3	10,625

50	Lamar Media Corporation	5.750%	2/01/26	Ba1	53,875

100	LIN Television Corporation	5.875%	11/15/22	B+	104,750

50	Sinclair Television Group, 144A	5.875%	3/15/26	B+	52,000

NUVEEN	3

Nuveen Symphony Dynamic Credit Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Media (continued)

$40	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	$41,300
1,169	Total Media				926,784

	Multiline Retail – 2.0%

100	Dollar Tree, Inc.	5.750%	3/01/23	BB	107,625

50	Scotts Miracle-Gro Company, 144A	6.000%	10/15/23	B+	53,250
150	Total Multiline Retail				160,875

	Oil, Gas & Consumable Fuels – 5.4%

80	California Resources Corporation, 144A	8.000%	12/15/22	CCC+	53,200

40	Denbury Resources Inc.	5.500%	5/01/22	CCC+	28,700

50	FTS International Inc., 144A	8.350%	6/15/20	B	42,470

85	Oasis Petroleum Inc.	6.875%	3/15/22	B+	81,388

75	Parsley Energy LLC Finance Corporation, 144A	6.250%	6/01/24	B–	77,437

25	Rex Energy Corporation	1.000%	10/01/20	N/R	13,625

40	Tesoro Logistics LP Finance Corporation	6.125%	10/15/21	BB+	41,800

90	Whiting Petroleum Corporation	5.000%	3/15/19	B+	87,075
485	Total Oil, Gas & Consumable Fuels				425,695

	Pharmaceuticals – 2.0%

100	JLL Delta Dutch Newco BV, 144A	7.500%	2/01/22	CCC+	105,750

50	Prestige Brands Inc., 144A	6.375%	3/01/24	B	53,125
150	Total Pharmaceuticals				158,875

	Professional Services – 1.3%

100	Nielsen Finance LLC Co	5.000%	4/15/22	BB+	103,250

	Road & Rail – 2.1%

622	Jack Cooper Enterprises, Inc., 144A	10.500%	3/15/19	CCC–	161,812

	Software – 4.0%

15	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC	13,350

200	Infor Software Parent LLC and Infor Software Parent Inc., 144A	7.125%	5/01/21	CCC+	194,000

100	SS&C Technologies Holdings, Inc.	5.875%	7/15/23	B+	105,250
315	Total Software				312,600

	Specialty Retail – 0.3%

20	Penske Automotive Group, Inc.	5.500%	5/15/26	B+	19,950

	Technology Hardware, Storage & Peripherals – 1.4%

60	Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 144A	5.450%	6/15/23	BBB–	64,262

45	Western Digital Corporation, 144A	7.375%	4/01/23	BBB–	49,388
105	Total Technology Hardware, Storage & Peripherals				113,650

	Trading Companies & Distributors – 0.3%

25	HD Supply Inc., 144A	5.750%	4/15/24	B	26,250

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Transportation Infrastructure – 1.8%

$175	CEVA Group PLC, 144A	7.000%	3/01/21	B2	$141,750

	Wireless Telecommunication Services – 3.2%

150	Sprint Corporation	7.875%	9/15/23	B+	151,500

100	UPCB Finance Limited, 144A	5.375%	1/15/25	BB	100,465
250	Total Wireless Telecommunication Services				251,965
$6,840	Total Corporate Bonds (cost $6,699,706)				5,918,377

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	CONVERTIBLE BONDS – 0.9%

	Energy Equipment & Services – 0.6%

$80	Hornbeck Offshore Services Inc.	1.500%	9/01/19	B–	$45,600

	Oil, Gas & Consumable Fuels – 0.3%

50	Cobalt International Energy, Inc.	2.625%	12/01/19	C	25,437

50	Energy and Exploration Partners Inc., (7)	8.000%	7/01/19	N/R	50
100	Total Oil, Gas & Consumable Fuels				25,487
$180	Total Convertible Bonds (cost $118,262)				71,087
	Total Long-Term Investments (cost $7,174,603)				6,218,502

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 20.8%

	REPURCHASE AGREEMENTS – 20.8%

$1,642	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/16, repurchase price $1,641,763, collateralized by $1,330,000 U.S. Treasury Bonds, 8.500%, due 2/15/20, value $1,679,332	0.030%	10/03/16		$1,641,759
	Total Short-Term Investments (cost $1,641,759)				1,641,759
	Total Investments (cost $8,816,362) – 99.7%				7,860,261

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	SECURITIES SOLD SHORT – (5.2)% (8)

	CORPORATE BONDS SOLD SHORT – (5.2)%

	Automobiles – (1.3)%

$(100)	Jaguar Land Rover Automotive PLC, 144A	5.625%	2/01/23	BB+	$(104,750)

	Chemicals – (1.1)%

(90)	Chemours Co	6.625%	5/15/23	B+	(87,975)

	Hotels, Restaurants & Leisure – (1.3)%

(100)	Wynn Las Vegas LLC Corporation, 144A	5.500%	3/01/25	BB+	(100,750)

NUVEEN	5

Nuveen Symphony Dynamic Credit Fund (continued)

Portfolio of Investments	September 30, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value

	Metals & Mining – (1.5)%

$(100)	FMG Resources, 144A	9.750%	3/01/22	BBB–	$(116,000)
$(390)	Total Securities Sold Short (proceeds $380,375)				(409,475)
	Other Assets Less Liabilities – 5.5%				432,065
	Net Assets – 100%				$7,882,851

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$—	$39,940	$—	$39,940
Variable Rate Senior Loan Interests	—	189,098	—	189,098
Corporate Bonds	—	5,918,377	—	5,918,377
Convertible Bonds	—	71,087	—	71,087
Short-Term Investments:
Repurchase Agreements	—	1,641,759	—	1,641,759
Securities Sold Short:
Corporate Bonds Sold Short	—	(409,475)	—	(409,475)
Total	$—	$7,450,786	$—	$7,450,786

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2016, the cost of investments (excluding securities sold short) was $8,854,691.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short) as of September 30, 2016, were as follows:

Gross unrealized:
Appreciation	$232,724
Depreciation	(1,227,154)
Net unrealized appreciation (depreciation) of investments	$(994,430)

6	NUVEEN

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(6)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(8)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for securities sold short. As of the end of the reporting period, long-term investments with a value of $1,146,727 have been pledged as collateral for securities sold short.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

NUVEEN	7

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: November 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2016